Average balance sheet and interest rates (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 794,660	$ 782,834	$ 767,011
Interest Income	$ 16,968	$ 16,481	$ 16,090
Average Rate - Interest earning assets (as a percent)	4.30%	4.20%	4.20%
Average Balance - Non-Interest earning assets	$ 92,494	$ 98,190	$ 98,542
Average Balance - Total assets	887,154	881,024	865,553
Average Balance - Interest bearing liabilities	729,379	722,205	708,776
Interest Expense	$ 8,705	$ 8,254	$ 7,812
Average Rate - Interest bearing liabilities (as a percent)	2.40%	2.30%	2.20%
Average Balance - Non-interest bearing liabilities	$ 94,375	$ 95,793	$ 95,712
Average Balance - Total liabilities	823,754	817,998	804,488
Average Balance - Shareholders' equity	63,348	62,978	61,051
Average Balance - Non-controlling interests	52	48	14
Average Balance - Total equity	63,400	63,026	61,065
Average Balance - Total liabilities and equity	887,154	881,024	865,553
Reported
Average balance sheet and interest rates
Interest Income		16,481	16,090
Interest Expense		8,254	7,812
Collateral received
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	2,378	3,035	2,782
Interest Expense	$ 20	$ 27	$ 18
Average Rate - Interest bearing liabilities (as a percent)	1.70%	1.80%	1.30%
Deposits and other borrowings
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 505,459	$ 505,047	$ 494,871
Interest Expense	$ 4,675	$ 4,653	$ 4,368
Average Rate - Interest bearing liabilities (as a percent)	1.90%	1.80%	1.80%
Average Balance - Non-interest bearing liabilities	$ 48,772	$ 48,053	$ 47,108
Deposits and other borrowings | Australia
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	424,715	424,214	419,786
Interest Expense	$ 3,698	$ 3,728	$ 3,580
Average Rate - Interest bearing liabilities (as a percent)	1.70%	1.80%	1.70%
Deposits and other borrowings | New Zealand
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 54,400	$ 52,458	$ 50,272
Interest Expense	$ 634	$ 619	$ 577
Average Rate - Interest bearing liabilities (as a percent)	2.30%	2.40%	2.30%
Deposits and other borrowings | Other overseas
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 26,344	$ 28,375	$ 24,813
Interest Expense	$ 343	$ 306	$ 211
Average Rate - Interest bearing liabilities (as a percent)	2.60%	2.20%	1.70%
Loan capital
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 17,942	$ 18,059	$ 17,935
Interest Expense	$ 386	$ 398	$ 376
Average Rate - Interest bearing liabilities (as a percent)	4.30%	4.40%	4.20%
Other interest bearing liabilities
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 203,600	$ 196,064	$ 193,188
Interest Expense	$ 3,624	$ 3,176	$ 3,050
Average Rate - Interest bearing liabilities (as a percent)	3.60%	3.20%	3.20%
Derivative financial instruments
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	$ 25,556	$ 25,955	$ 26,483
Derivative financial instruments | Reported
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities		38,089	36,916
Life insurance liabilities
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	7,286	8,736	9,013
Other liabilities
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	12,761	13,049	13,108
Other liabilities | Reported
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities		13,096	13,118
Collateral paid
Average balance sheet and interest rates
Average Balance - Interest earning assets	10,275	8,242	7,927
Interest Income	$ 102	$ 74	$ 55
Average Rate - Interest earning assets (as a percent)	2.00%	1.80%	1.40%
Trading securities and financial assets measured at FVIS
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 27,968	$ 23,591	$ 24,648
Interest Income	$ 334	$ 281	$ 283
Average Rate - Interest earning assets (as a percent)	2.40%	2.40%	2.30%
Available-for-sale securities
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 62,054	$ 61,023
Interest Income		$ 984	$ 930
Average Rate - Interest earning assets (as a percent)		3.20%	3.10%
Investment securities
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 60,305
Interest Income	$ 958
Average Rate - Interest earning assets (as a percent)	3.20%
Loans and other receivables
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 696,112	$ 688,947	$ 673,413
Interest Income	$ 15,574	$ 15,142	$ 14,822
Average Rate - Interest earning assets (as a percent)	4.50%	4.40%	4.40%
Loans and other receivables | Australia
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 589,849	$ 583,743	$ 573,588
Interest Income	$ 13,274	$ 12,940	$ 12,760
Average Rate - Interest earning assets (as a percent)	4.50%	4.40%	4.50%
Loans and other receivables | New Zealand
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 78,432	$ 74,892	$ 72,907
Interest Income	$ 1,851	$ 1,775	$ 1,741
Average Rate - Interest earning assets (as a percent)	4.70%	4.70%	4.80%
Loans and other receivables | Other overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 27,831	$ 30,312	$ 26,918
Interest Income	$ 449	$ 427	$ 321
Average Rate - Interest earning assets (as a percent)	3.20%	2.80%	2.40%
Derivative financial instruments
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets	$ 24,090	$ 26,761	$ 26,123
Derivative financial instruments | Reported
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets		35,271	34,130
Life insurance assets
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets	9,192	10,575	10,753
Other assets
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets	$ 59,212	60,854	61,666
Other assets | Reported
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets		$ 64,525	$ 64,102